Deferred Charges, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Changes in deferred charges, net
Balance at the beginning of the period	$ 13,031
Balance at the end of the period	11,455	$ 13,031
Drydocking and Special Survey Costs
Changes in deferred charges, net
Balance at the beginning of the period	13,031	8,962	$ 8,199
Additions	7,157	13,306	7,511
Amortization	(8,733)	(9,237)	(6,748)
Balance at the end of the period	$ 11,455	$ 13,031	$ 8,962
Period of amortization for deferred costs	2 years 6 months